                               2000 Annual Report

                         T. Rowe Price Variable Annuity

                                   Issued by
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
                      FIRST SECURITY BENEFIT LIFE INSURANCE
                         AND ANNUITY COMPANY OF NEW YORK
                              FINANCIAL STATEMENTS

                          YEAR ENDED DECEMBER 31, 2000

CONTENTS

Report of Independent Auditors .............................................   2
Audited Financial Statements

The T. Rowe Price No-Load Variable  Annujity is issued by First Security Benefit
Life Insurance and Annuity Company of New York, White Plains,  NY (policy number
FSB201 11/96). FSBL and the T. Rowe Price companies are not affiliated.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

The Contract Owners of T. Rowe Price Variable Annuity
Account of First Security Benefit Life Insurance and
Annuity Company of New York and The Board of
Directors of First Security Benefit Life Insurance and
Annuity Company of New York

We have audited the  accompanying  individual and combined  balance sheets of T.
Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and
Annuity  Company  of New  York  (comprised  of  the  individual  subaccounts  as indicated  therein) as of December  31,  2000,  and the  related  statements  of operations  and changes in net assets for the year then ended.  These  financial statements are the  responsibility  of First Security Benefit Life Insurance and
Annuity Company of New York's  management.  Our  responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards  generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2000, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual  subaccounts  of T. Rowe  Price  Variable  Annuity  Account  of First
Security  Benefit Life Insurance and Annuity Company of New York at December 31,
2000, and the individual and combined results of their operations and changes in their  net  assets  for the  year  then  ended  in  conformity  with  accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 2, 2001

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BALANCE SHEETS
T. Rowe Price Variable Annuity Account of
First Security Benefit Life Insurance and Annuity Company of New York
December 31, 2000 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

ASSETS
Investments:
  T. Rowe Price Portfolios:
    New America Growth Portfolio - 170,582 shares at net
      asset value of $20.91 per share (cost, $3,750)..................   $ 3,567
    International Stock Portfolio - 142,330 shares at net
      asset value of $15.07 per share (cost, $2,110)..................     2,145
    Equity Income Portfolio - 249,547 shares at net
      asset value of $19.55 per share (cost, $4,555)..................     4,879
    Personal Strategy Balanced Portfolio - 108,893 shares
      at net asset value of $15.54 per share (cost, $1,676)...........     1,692
    Limited-Term Bond Portfolio - 83,659 shares at net
      asset value of $4.93 per share (cost, $412).....................       412
    Mid-Cap Growth Portfolio - 218,551 shares at net
      asset value of $18.43 per share (cost, $3,303)..................     4,028
    Prime Reserve Portfolio - 987,338 shares at net
      asset value of $1.00 per share (cost, $987).....................       987
                                                                          ------
Combined assets.......................................................   $17,710
                                                                          ======

LIABILITIES AND NET ASSETS
LIABILITIES
  Actuarial risk fees payable ........................................   $     1
NET ASSETS
Net assets are represented by:
                                             NUMBER     UNIT
                                            OF UNITS    VALUE   AMOUNT
                                            --------------------------
New America Growth Subaccount:
  Accumulation units.....................   157,544    $22.64              3,567
International Stock Subaccount:
  Accumulation units.....................   131,100     16.34   $2,142
  Annuity reserves.......................       190     16.34        3     2,145
                                                                 -----
Equity Income Subaccount:
  Accumulation units.....................   205,580     23.69    4,870
  Annuity reserves.......................       338     23.69        8     4,878
                                                                 -----
Personal Strategy Balanced Subaccount:
  Accumulation units.....................    82,652     20.38    1,684
  Annuity reserves.......................       364     20.38        8     1,692
                                                                 -----
Limited-Term Bond Subaccount:
  Accumulation units.....................    29,737     13.47      401
  Annuity reserves.......................       835     13.47       11       412
                                                                 -----
Mid-Cap Growth Subaccount:
  Accumulation units.....................   213,613     18.86              4,028
Prime Reserve Subaccount:
  Accumulation units.....................    81,799     12.07                987
                                                                          ------
Combined net assets...................................................    17,709
                                                                          ------
Combined net assets and liabilities...................................   $17,710
                                                                          ======

See accompanying notes.

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STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
T. Rowe Price Variable Annuity Account of
First Security Benefit Life Insurance and Annuity Company of New York
Year Ended December 31, 2000 (IN THOUSANDS)

                                         NEW                                     PERSONAL
                                       AMERICA     INTERNATIONAL     EQUITY      STRATEGY
                                        GROWTH        STOCK          INCOME      BALANCED
                                      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                      ----------------------------------------------------
STATEMENTS OF OPERATIONS

Investment income (loss):
  Dividend distributions...........     $ ---         $  14           $ 91         $ 50
  Expenses (NOTE 2):
    Mortality and expense risk fee.       (22)          (14)           (26)          (9)
                                      ----------------------------------------------------
Net investment income (loss).......       (22)          ---             65           41

Net realized and unrealized gain
  (loss) on investments:
  Capital gains distributions......       401            66            274           84
  Realized gain (loss)
    on investments.................       165           103            (37)           9
  Unrealized gain (loss)
    on investments.................      (984)         (661)           156          (58)
                                      ----------------------------------------------------
Net realized and unrealized
  gain (loss) on investments.......      (418)         (492)           393           35
                                      ----------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations.     $(440)        $(492)          $458         $ 76
                                      ====================================================

                                       LIMITED-      MID-CAP        PRIME
                                      TERM BOND       GROWTH       RESERVE
                                      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    COMBINED
                                      --------------------------------------------------
Investment income (loss):
  Dividend distributions...........      $27          $---          $ 65        $   247
  Expenses (NOTE 2):
    Mortality and expense risk fee.       (3)          (21)           (6)          (101)
                                      --------------------------------------------------
Net investment income (loss).......       24           (21)           59            146

Net realized and unrealized gain
  (loss) on investments:
  Capital gains distributions......      ---            69           ---            894
  Realized gain (loss)
    on investments.................       (5)          259           ---            494
  Unrealized gain (loss)
    on investments.................       17           (43)          ---         (1,573)
                                      --------------------------------------------------
Net realized and unrealized
  gain (loss) on investments.......       12           285           ---           (185)
                                      --------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations.      $36          $264          $ 59        $   (39)
                                      ==================================================

------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                         NEW                                     PERSONAL
                                       AMERICA     INTERNATIONAL     EQUITY      STRATEGY
                                        GROWTH        STOCK          INCOME      BALANCED
                                      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                      ----------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...    $   (22)       $  ---        $    65      $   41
    Capital gains distributions....        401            66            274          84
    Realized gain (loss)
      on investments...............        165           103            (37)          9
    Unrealized gain (loss)
      on investments...............       (984)         (661)           156         (58)
                                      ----------------------------------------------------
  Net increase (decrease) in
    net assets from operations.....       (440)         (492)           458          76

  From contractholder transactions
   (NOTE 3):
    Variable annuity deposits......        725           688            282         184
    Terminations and withdrawals...     (1,116)         (587)        (2,347)       (309)
    Annuity payments...............        ---           ---             (1)         (1)
                                      ----------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....       (391)          101         (2,066)       (126)
                                      ----------------------------------------------------
Net increase (decrease)
  in net assets....................       (831)         (391)        (1,608)        (50)
Net assets at beginning of year....      4,398         2,536          6,486       1,742
                                      ----------------------------------------------------
Net assets at end of year..........    $ 3,567        $2,145        $ 4,878      $1,692
                                      ====================================================

                                       LIMITED-      MID-CAP        PRIME
                                      TERM BOND       GROWTH       RESERVE
                                      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    COMBINED
                                      --------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...     $  24        $   (21)      $    59      $   146
    Capital gains distributions....       ---             69           ---          894
    Realized gain (loss)
      on investments...............        (5)           259           ---          494
    Unrealized gain (loss)
      on investments...............        17            (43)          ---       (1,573)
                                      --------------------------------------------------
  Net increase (decrease) in
    net assets from operations.....        36            264            59          (39)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......       102          1,557           963        4,501
    Terminations and withdrawals...      (178)        (1,107)       (1,172)      (6,816)
    Annuity payments...............        (1)           ---           ---           (3)
                                      --------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....       (77)           450          (209)      (2,318)
                                      --------------------------------------------------
Net increase (decrease)
  in net assets....................       (41)           714          (150)      (2,357)
Net assets at beginning of year....       453          3,314         1,137       20,066
                                      --------------------------------------------------
Net assets at end of year..........     $ 412        $ 4,028       $   987      $17,709
                                      ==================================================

                            See accompanying notes.

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NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Variable Annuity Account of
First Security Benefit Life Insurance and Annuity Company of New York
December 31, 2000

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    T. Rowe Price  Variable  Annuity  Account  of First  Security  Benefit  Life
    Insurance  and  Annuity  Company  of New York (the  Account)  is a  separate account of First Security  Benefit Life Insurance and Annuity Company of New
    York (FSBL).  The Account is registered as a unit investment trust under the
    Investment Company Act of 1940, as amended. The Account currently is divided into seven subaccounts.  Each subaccount invests  exclusively in shares of a single  corresponding  mutual  fund or  series  thereof.  Purchase  payments received by the Account are invested in one of the  portfolios  of either T.
    Rowe Price Equity Series,  Inc., T. Rowe Price Fixed Income Series,  Inc. or
    T. Rowe  Price  International  Series,  Inc.,  mutual  funds  not  otherwise available to the public.  As directed by the owners,  purchase  payments are invested in shares of New America  Growth  Portfolio - emphasis on long-term capital growth through  investments in common stocks of domestic  companies,
    International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income
    Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying  common stocks,  Personal Strategy
    Balanced  Portfolio  - emphasis  on both  capital  appreciation  and income,
    Limited-Term  Bond  Portfolio  -  emphasis  on income  with  moderate  price fluctuation by investing in short- and  intermediate-term,  investment-grade debt securities,  Mid-Cap Growth  Portfolio - emphasis on long-term  capital appreciation  through  investments in common stocks of  medium-sized  growth companies and Prime Reserve  Portfolio - emphasis on preservation of capital and liquidity  while  generating  current  income by investing  primarily in high-quality money market securities.

    T. Rowe Price  Associates,  Inc.  (T. Rowe Price)  serves as the  investment adviser to each portfolio. Rowe Price-Fleming International, Inc. (Fleming), an  affiliate  of T.  Rowe  Price,  served  as  investment  advisor  for the
    International Stock Portfolio until August 1, 2000 when Fleming was replaced by T. Rowe Price.  The investment  advisers are responsible for managing the portfolios'  assets in accordance with the terms of the investment  advisory contracts.

    INVESTMENT VALUATION

    Investments in mutual fund shares are carried in the balance sheet at market
    value  (net  asset  value  of  the  underlying   mutual  fund).   Investment
    transactions are accounted for on the trade date. Beginning January 1, 2000, realized  gains and losses on sales of investments  are determined  based on the average cost of investments sold.  Previously,  the first-in,  first-out method was used.  This change in  accounting  principle had no effect on net assets.

    The cost of investments  purchased and proceeds from investments sold during the year ended December 31 were as follows:

                                                 COST OF     PROCEEDS
                                                PURCHASES   FROM SALES
                                                ----------------------
                                                    (IN THOUSANDS)
         New America Growth Portfolio........    $1,133       $1,145
         International Stock Portfolio.......       772          605
         Equity Income Portfolio.............       666        2,392
         Personal Strategy Balanced Portfolio       318          319
         Limited-Term Bond Portfolio.........       138          191
         Mid-Cap Growth Portfolio............     1,650        1,152
         Prime Reserve Portfolio.............     1,050        1,200

    ANNUITY RESERVES

    Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using  assumed  interest  rates that will provide  reserves as prescribed by law. In cases where the payout  option  selected  is life  contingent,  FSBL periodically  recalculates the required annuity reserves,  and any resulting adjustment is either charged or credited to FSBL and not to the Account.

    REINVESTMENT OF DIVIDENDS

    Dividend  and  capital  gains  distributions  paid by the mutual fund to the
    Account are reinvested in additional  shares of each  respective  portfolio.
    Dividend  income and capital gains  distributions  are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES

    The  operations of the Account are a part of the  operations of FSBL.  Under current law, no federal income taxes are allocated by FSBL to the operations of the Account.

    USE OF ESTIMATES

    The  preparation  of financial  statements  in  conformity  with  accounting principles  generally  accepted in the United States requires  management to make  estimates  and  assumptions  that affect the  amounts  reported in the financial  statements and  accompanying  notes.  Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    Mortality  and expense risks  assumed by FSBL are  compensated  for by a fee equivalent  to an annual  rate of 0.55% of the  average  daily net assets of each account.

    When  applicable,  an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                                  (IN THOUSANDS)
    New America Growth Subaccount:
      Variable annuity deposits...................................      30
      Terminations, withdrawals and annuity payments..............      45

    International Stock Subaccount:
      Variable annuity deposits...................................      36
      Terminations, withdrawals and annuity payments..............      32

    Equity Income Subaccount:
      Variable annuity deposits...................................      14
      Terminations, withdrawals and annuity payments..............     116

    Personal Strategy Balanced Subaccount:
      Variable annuity deposits...................................       9
      Terminations, withdrawals and annuity payments..............      16

    Limited-Term Bond Subaccount:
      Variable annuity deposits...................................       8
      Terminations, withdrawals and annuity payments..............      14

    Mid-Cap Growth Subaccount:
      Variable annuity deposits...................................      85
      Terminations, withdrawals and annuity payments..............      59

    Prime Reserve Subaccount:
      Variable annuity deposits...................................      83
      Terminations, withdrawals and annuity payments..............     100